Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2012
Summary Customers with Company's Net Sales and Accounts Receivable

Customers with 10% or more of the Company’s net sales and accounts receivable consist of the following:

	Net Sales			Accounts Receivable(1)
	Customer A	Customer B	Customer C
Fiscal Year Ended March 31,
2012	25%	15%	11%	66%
2011	28%	12%	12%	51%
2010	31%	*	10%	—

*	Represents less than 10% of net sales
—	Not presented
(1)	In fiscal 2012, two customers represented 45% and 21%, respectively, of accounts receivable. The same two customers represented 30% and 21%, respectively, of accounts receivable in fiscal 2011.

Useful Lives of Property and Equipment

The useful lives of the property and equipment are as follows:

Equipment and automotive	3 to 7 years
Software	3 to 7 years
Plates and dies	3 years
Leasehold improvements	Shorter of lease term or estimated useful life